UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period: 4/30/09

Item 1.  Schedule of Investments.

	The Biondo Growth Fund
	PORTFOLIO OF INVESTEMENTS
	April 30, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 94.3%
	AEROSPACE/DEFENSE - 2.6%
27,500	Boeing Co.	$ 1,101,375

	AGRICULTURE - 2.2%
25,000	Philip Morris International, Inc.	905,000

	AUTO MANUFACTURERS - 0.3%
20,000	Ford Motor Co. *	119,600

	BANKS - 5.8%
4,000	Goldman Sachs Group, Inc. (The)	514,000
57,500	JPMorgan Chase & Co. +	1,897,500
		2,411,500
	BEVERAGES - 3.0%
25,000	PepsiCo., Inc.	1,244,000

	BIOTECHNOLOGY - 13.1%
22,500	Amgen, Inc. *	1,090,575
50,000	Cubist Pharmaceuticals, Inc. *	830,000
32,500	Genzyme Corp. *	1,733,225
20,000	Illumina, Inc. *	747,000
17,500	United Therapeutics Corp. *	1,099,175
		5,499,975
	CHEMICALS - 2.2%
11,000	Monsanto Co.	933,790

	COMMERCIAL SERVICES - 2.8%
6,500	Mastercard, Inc.	1,192,425

	COMPUTERS - 6.8%
14,250	Apple, Inc. *	1,793,078
15,000	Research In Motion, Ltd. *	1,042,500
		2,835,578
	COSMETICS/PERSONAL CARE - 3.5%
25,000	Colgate-Palmolive Co.	1,475,000

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.6%
40,000	SunPower Corp. *	1,095,200

	ENGINEERING & CONSTRUCTION - 2.3%
45,000	Foster Wheeler AG *	968,850

	HEALTHCARE-PRODUCTS - 11.7%
15,000	Idexx Laboratories, Inc. *	589,500
18,500	Intuitive Surgical, Inc. *	2,659,005
22,500	NuVasive, Inc. *	852,750
20,000	Stryker Corp.	774,200
		4,875,455
	INSURANCE - 2.6%
350	Berkshire Hathaway, Inc. *	1,072,750

	INTERNET - 3.8%
4,000	Google, Inc. *	1,583,880

	LODGING - 0.5%
27,500	Las Vegas Sands Corp. *	215,050

	MACHINERY-CONSTRUCTION & MINING - 2.1%
40,000	Bucyrus International, Inc.	868,400

	OIL & GAS - 5.5%
25,000	Murphy Oil Corp.	1,192,750
27,500	Range Resources Corp.	1,099,175
		2,291,925
	OIL & GAS SERVICES - 5.6%
50,000	Dresser-Rand Group, Inc. *	1,231,500
22,500	Schlumberger, Ltd.	1,102,275
		2,333,775
	PHARMACEUTICALS - 2.2%
35,000	Onyx Pharmaceuticals, Inc. *	906,500

	RETAIL - 5.0%
30,000	CVS Caremark Corp.	953,400
22,500	Wal-Mart Stores, Inc.	1,134,000
		2,087,400
	SOFTWARE - 3.6%
75,000	Microsoft Corp.	1,519,500

	TELECOMMUNICATIONS - 4.5%
45,000	QUALCOMM, Inc.	1,904,400

	TOTAL COMMON STOCK (Cost - $48,919,110)	39,441,328

Principal
	BONDS & NOTES - 1.0%
	DIVERSIFIED FINANANCIAL SERVICES - 1.0%
$ 600,000	Goldman Sachs Capital I, 6.345%, 2/15/34 *
	(Cost $407,155)	426,102

Shares
	SHORT-TERM INVESTMENTS - 4.8%
	MONEY MARKET FUND - 4.8%
2,014,029	Milestone Treasury Obligations Portfolio - Institutional Class, 0.19%**, 5/1/09
	(Cost $2,014,029)	2,014,029

	TOTAL INVESTMENTS - 100.1% (Cost - $51,340,294) (a)	$ 41,881,459
	OTHER LIABILITIES LESS ASSETS - (0.1)%	(55,964)
	NET ASSETS - 100%	$ 41,825,495

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 2,108,678
	Unrealized Depreciation:	(11,567,513)
	Net Unrealized Depreciation:	$ (9,458,835)

* Non-income producing security.
+ Subject to written option.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2009.

Schedule of Options Written
April 30, 2009 (Unaudited)

Number of
Contracts***	Security, Expiration Date, Exercise Price	Value
175	JPMorgan Chase & Co., May 09, Call @ $35
	TOTAL OPTIONS WRITTEN (Premiums received $21,350)	$ 17,150
***Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad level listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices	39,441,328	17,150
Level 2 - Other Significant Observable Inputs	2,440,131	-
Level 3 - Significant Unobservable Inputs	0	-
Total	41,881,459	17,150
* Other financial instruments include futures, forwards, swap contracts and written options.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

6/25/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

6/25/09

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/25/09